Convertible Promissory Notes - Schedule of Convertible Promissory Notes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Promissory Notes [Abstract]
Face value of convertible promissory note issued in November 2023	$ 15,000,000	$ 15,000,000
Face value of convertible promissory note issued in July 2024	350,000	350,000
Derivatives embedded in the convertible promissory note issued	(1,879,279)	(1,879,279)
Liability component on initial recognition	13,470,721	13,470,721
Interest accrued	1,392,762	929,900
Carrying value as at end of period	$ 14,863,483	$ 14,400,621